Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
Remainder of 2025	$ 1,276,500
2026	2,323,491
2027	2,163,875
2028	1,874,217
2029	1,644,230
Thereafter	3,877,472
Total lease payments	13,159,785
Less: imputed interest	(1,803,131)
Present value of lease liabilities	$ 11,356,654	$ 11,533,361